Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1) (2)

Citigroup Mortgage Loan Trust Inc.

Name of the Issuing Entity	CIK Number	Check if Registered	Name of Originator(3)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets That Were Repurchased or Replaced(5)			Asset Pending Repurchase or Replacement (within the cure period)(6)			Demand in Dispute(7)			Demand Withdrawn(8)			Demand Rejected(9)
Asset Type: Residential Mortgage Loans				(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Citigroup Mortgage Loan Trust 2007-10	# 0001416389	X	American Home Mortgage Corp.	673	$315,265,747	27.62%	2	$723,399	0.14%	0	$0	0.00%	0	$0	0.00%	1	$478,399	0.09%	1	$245,000	0.05%	0	$0	0.00%
			Ameriquest Mortgage Company	360	$96,771,729	8.48%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	472	$293,523,665	25.72%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			CitiMortgage, Inc.	6	$1,650,169	0.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	1	$440,000	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	175	$88,038,681	7.71%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LoanCity	2	$371,911	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Metro City Mortgages Inc.	1	$119,866	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	91	$52,517,427	4.60%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			New York Community Bank (PennFed Financial Services, Inc.)	337	$175,367,417	15.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Opteum Financial Services, LLC	37	$13,172,363	1.15%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Sea Breeze Mortgage Services, Inc.	12	$8,856,229	0.78%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	18	$8,585,202	0.75%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage Inc.	86	$60,056,817	5.26%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	31	$17,155,360	1.50%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	27	$8,190,236	0.72%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	2	$1,296,232	0.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-10 Total				2,331	$1,141,379,050	100.00%	2	$723,399	0.14%	0	$0	0.00%	0	$0	0.00%	1	$478,399	0.09%	1	$245,000	0.05%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR8	# 0001407876	X	Countrywide Home Loans, Inc.	528	$344,173,940	39.37%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	36	$28,182,822	3.22%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	836	$501,866,284	57.41%	2	$572,446	0.15%	0	$0	0.00%	0	$0	0.00%	2	$572,446	0.15%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR8 Total				1,400	$874,223,047	100.00%	2	$572,446	0.15%	0	$0	0.00%	0	$0	0.00%	2	$572,446	0.15%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC3	# 0001395013	X	Ameriquest Mortgage Company	4,777	$1,040,281,396	100.00%	1,362	$258,398,841	59.02%	0	$0	0.00%	0	$0	0.00%	1,362	$258,398,841	59.02%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC3 Total				4,777	$1,040,281,396	100.00%	1,362	$258,398,841	59.02%	0	$0	0.00%	0	$0	0.00%	1,362	$258,398,841	59.02%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-WFHE2	# 0001392683	X	Wells Fargo Bank, N.A.	6,628	$989,780,583	100.00%	1	$54,192	0.01%	0	$0	0.00%	0	$0	0.00%	1	$54,192	0.01%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-WFHE2 Total				6,628	$989,780,583	100.00%	1	$54,192	0.01%	0	$0	0.00%	0	$0	0.00%	1	$54,192	0.01%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR5	# 0001392237	X	Wells Fargo Bank, N.A.	2,445	$931,023,677	100.00%	3	$379,536	0.10%	0	$0	0.00%	0	$0	0.00%	3	$379,536	0.10%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR5 Total				2,445	$931,023,677	100.00%	3	$379,536	0.10%	0	$0	0.00%	0	$0	0.00%	3	$379,536	0.10%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR4	# 0001389354	X	Countrywide Home Loans, Inc.	371	$235,092,097	19.90%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fifth Third Bank	86	$54,281,585	4.59%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	14	$10,640,747	0.90%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	1,185	$881,494,228	74.61%	2	$944,489	0.20%	0	$0	0.00%	0	$0	0.00%	2	$944,489	0.20%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR4 Total				1,656	$1,181,508,658	100.00%	2	$944,489	0.20%	0	$0	0.00%	0	$0	0.00%	2	$944,489	0.20%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-OPX1	# 0001389151	X	Opteum Financial Services, LLC	2,196	$603,341,258	100.00%	2	$576,099	0.21%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	2	$576,099	0.21%
Citigroup Mortgage Loan Trust 2007-OPX1 Total				2,196	$603,341,258	100.00%	2	$576,099	0.21%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	2	$576,099	0.21%
Citigroup Mortgage Loan Trust 2007-AR1	# 0001386037	X	American Home Mortgage Corp.	1,010	$285,762,193	36.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Ameriquest Mortgage Company	1	$157,500	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	249	$163,375,619	20.59%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Community Lending Corp.	11	$4,639,349	0.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Equity Now Inc.	2	$594,665	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fifth Third Bank	169	$36,297,117	4.57%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	197	$61,895,763	7.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	324	$82,633,970	10.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LoanCity	12	$3,428,037	0.43%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	78	$26,941,234	3.40%	1	$299,905	0.11%	0	$0	0.00%	0	$0	0.00%	1	$299,905	0.11%	0	$0	0.00%	0	$0	0.00%
			PHH Mortgage Corporation	10	$1,694,210	0.21%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Residential Financial Corporation	6	$953,918	0.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	43	$17,823,121	2.25%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SilverState Mortgage	4	$1,009,411	0.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage Inc.	1	$346,218	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	261	$81,971,876	10.33%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	58	$14,267,896	1.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	44	$9,655,668	1.22%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR1 Total				2,480	$793,447,763	100.00%	1	$299,905	0.11%	0	$0	0.00%	0	$0	0.00%	1	$299,905	0.11%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-HE3	# 0001382887	X	LIME Financial Services, Ltd.	383	$78,523,681	10.63%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Master Financial, Inc.	173	$39,960,734	5.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Meritage Mortgage Corporation	198	$36,343,519	4.92%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	16	$1,483,496	0.20%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	4	$810,366	0.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			New Century Mortgage Corporation	2,327	$464,015,434	62.80%	2	$515,693	0.22%	0	$0	0.00%	0	$0	0.00%	2	$515,693	0.22%	0	$0	0.00%	0	$0	0.00%
			Quick Loan Funding Inc.	273	$77,033,320	10.43%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	179	$35,492,056	4.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			WMC Mortgage Corp.	67	$5,222,420	0.71%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-HE3 Total				3,620	$738,885,027	100.00%	2	$515,693	0.22%	0	$0	0.00%	0	$0	0.00%	2	$515,693	0.22%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR9	# 0001381295	X	Wells Fargo Bank, N.A.	1,591	$638,752,679	100.00%	1	$345,250	0.14%	0	$0	0.00%	0	$0	0.00%	1	$345,250	0.14%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR9 Total				1,591	$638,752,679	100.00%	1	$345,250	0.14%	0	$0	0.00%	0	$0	0.00%	1	$345,250	0.14%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WFHE3	# 0001377118	X	Wells Fargo Bank, N.A.	10,925	$1,627,014,966	100.00%	1	$119,598	0.02%	0	$0	0.00%	0	$0	0.00%	1	$119,598	0.02%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WFHE3 Total				10,925	$1,627,014,966	100.00%	1	$119,598	0.02%	0	$0	0.00%	0	$0	0.00%	1	$119,598	0.02%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR7	# 0001375251	X	American Home Mortgage Corp.	356	$169,475,783	17.91%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	455	$299,816,812	31.68%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fifth Third Bank	170	$107,667,785	11.38%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	652	$198,639,935	20.99%	2	$458,105	0.13%	0	$0	0.00%	0	$0	0.00%	2	$458,105	0.13%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	310	$90,637,515	9.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans Inc.	87	$23,332,733	2.47%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Residential Financial Corporation	17	$4,999,063	0.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	45	$22,413,700	2.37%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	60	$29,394,031	3.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR7 Total				2,152	$946,377,357	100.00%	2	$458,105	0.13%	0	$0	0.00%	0	$0	0.00%	2	$458,105	0.13%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WF2	# 0001362803	X	Wells Fargo Bank, N.A.	6,265	$1,115,645,847	100.00%	10	$2,227,725	0.59%	0	$0	0.00%	0	$0	0.00%	10	$2,227,725	0.59%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WF2 Total				6,265	$1,115,645,847	100.00%	10	$2,227,725	0.59%	0	$0	0.00%	0	$0	0.00%	10	$2,227,725	0.59%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-HE1	# 0001356751	X	Centex Home Equity Company, LLC	2,639	$371,565,195	53.63%	915	$133,768,143	109.27%	0	$0	0.00%	0	$0	0.00%	915	$133,768,143	109.27%	0	$0	0.00%	0	$0	0.00%
			First Horizon Home Loan Corporation	361	$52,903,450	7.64%	132	$19,955,363	16.30%	0	$0	0.00%	0	$0	0.00%	132	$19,955,363	16.30%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	861	$137,838,428	19.89%	767	$118,622,561	96.90%	0	$0	0.00%	0	$0	0.00%	767	$118,622,561	96.90%	0	$0	0.00%	0	$0	0.00%
			Option One Mortgage Corporation	3	$887,482	0.13%	2	$178,642	0.15%	0	$0	0.00%	0	$0	0.00%	2	$178,642	0.15%	0	$0	0.00%	0	$0	0.00%
			Quick Loan Funding, Inc.	437	$129,680,954	18.72%	195	$58,672,949	47.93%	0	$0	0.00%	0	$0	0.00%	195	$58,672,949	47.93%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-HE1 Total				4,301	$692,875,508	100.00%	2,011	$331,197,658	270.55%	0	$0	0.00%	0	$0	0.00%	2,011	$331,197,658	270.55%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WF1	# 0001356241	X	Wells Fargo Bank, N.A.	4,957	$857,983,442	100.00%	2	$251,132	0.09%	1	$196,300	0.07%	0	$0	0.00%	1	$54,832	0.02%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WF1 Total				4,957	$857,983,442	100.00%	2	$251,132	0.09%	1	$196,300	0.07%	0	$0	0.00%	1	$54,832	0.02%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-9	# 0001345792	X	Ameriquest Mortgage Company	2,492	$415,772,448	100.00%	3	$285,479	0.17%	0	$0	0.00%	0	$0	0.00%	3	$285,479	0.17%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-9 Total				2,492	$415,772,448	100.00%	3	$285,479	0.17%	0	$0	0.00%	0	$0	0.00%	3	$285,479	0.17%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Asset-Backed Pass-Through Certificates, Series 2005-WF2	#0001337837	X	Wells Fargo Bank, N.A.	4,323	$834,937,338	100.00%	6	$1,357,069	0.58%	0	$0	0.00%	0	$0	0.00%	6	$1,357,069	0.58%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Asset-Backed Pass-Through Certificates, Series 2005-WF2 Total				4,323	$834,937,338	100.00%	6	$1,357,069	0.58%	0	$0	0.00%	0	$0	0.00%	6	$1,357,069	0.58%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-5	# 0001337790	X	Ameriquest Mortgage Company	3,470	$618,993,651	53.01%	1	$95,356	0.02%	0	$0	0.00%	0	$0	0.00%	1	$95,356	0.02%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	161	$97,912,404	8.39%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	557	$183,752,258	15.74%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	196	$68,734,055	5.89%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	127	$52,838,120	4.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans Inc.	4	$668,100	0.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	348	$144,751,311	12.40%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-5 Total				4,863	$1,167,649,898	100.00%	1	$95,356	0.02%	0	$0	0.00%	0	$0	0.00%	1	$95,356	0.02%	0	$0	0.00%	0	$0	0.00%
Grand Total				69,402	$16,590,879,940	100.00%	3,414	$598,801,971	9.92%	1	$196,300	0.00%	0	$0	0.00%	3,410	$597,784,572	9.90%	1	$245,000	0.00%	2	$576,099	0.01%

Footnotes:

(1) While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the "Reportable Information") we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the "Demand Entities") may no longer be in existence, some of the Demand Entities that are still in existence may not have responded to our request for Reportable Information, some Demand Entities may not have agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

(2) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in the prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(3) In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(4) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(5) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(6) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(8) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.